Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accrued Expenses [Abstract]
Accrued Expenses

9.Accrued Expenses

Accrued expenses and other current liabilities consist of the following (in thousands):

	At September 30,	At December 31,
	2021	2020
Accrued payroll and related benefits	$2,751	$3,009
Accrued professional fees and outside contractors (including due to related party of $64 and $109, respectively)	8,879	3,494
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	5,690	—
Accrued property, plant and equipment additions	1,280	768
Accrued interest	974	49
Deferred IPO fees	738	—
Total accrued expenses	$20,312	$7,320

9.	Accrued Expenses

Accrued expenses and other current liabilities consist of the following (in thousands):

	At December 31,
	2020	2019
Accrued payroll and related benefits	$3,009	$1,438
Accrued professional fees and outside contractors (including due to related party of $109 and $16, respectively)	3,494	2,290
Accrued property, plant and equipment additions	768	488
Unpaid portion of acquisition of intangible asset and investment in related party (see Note 11)	—	2,916
Income taxes (receivable) payable	—	(142)
Accrued interest	49	12
Total accrued expenses	$7,320	$7,002